UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07444

American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/07

Date of reporting period: 5/31/07

Item 1 - Schedule of Investments

Schedule of  INVESTMENTS May 31, 2007 (unaudited)

 American Strategic Income Portfolio III

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)

(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) – 3.1%
Fixed Rate – 3.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$ 3,838,678	$ 3,940,824	$ 3,821,468
9.00%, 7/1/30, #C40149		231,141	236,815	250,776
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		262,866	264,080	265,920
5.50%, 2/1/17, #623874		532,231	531,146	530,073
5.50%, 6/1/17, #648508		366,374	367,945	364,649
5.00%, 9/1/17, #254486		563,011	564,295	550,678
5.00%, 11/1/17, #657356		1,129,945	1,135,091	1,105,194
6.50%, 6/1/29, #252497		854,784	849,454	877,790
7.50%, 4/1/30, #532867		43,389	42,039	45,385
7.50%, 5/1/30, #535289		136,141	131,913	142,403
8.00%, 5/1/30, #538266		42,356	41,861	44,705
8.00%, 6/1/30, #253347		164,039	162,120	173,135
Total U.S. Government Agency Mortgage-Backed Securities			8,267,583	8,172,176

Corporate Note (c) – 2.7%
Fixed Rate – 2.7%
Stratus IV, 6.56%, 12/31/11	12/12/06	7,000,000	7,000,000	7,170,100

Private Mortgage-Backed Security (c) – 0.0%
Fixed Rate – 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	07/30/93	139,296	77,883	--

Whole Loans and Participation Mortgages (c) (d) – 94.4%
Commercial Loans – 53.2%
150 North Pantano I, Tucson, AZ, 8.72%, 2/1/08 (e) (f)	01/07/05	3,525,000	3,525,000	3,560,250
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/08 (f)	01/07/05	440,000	440,000	421,220
2350 Lakeside, Richardson, TX, 7.93%, 4/1/09 (f)	03/07/06	6,700,000	6,700,000	6,188,871
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (b) (f)	04/08/04	3,800,000	3,800,000	3,756,640
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 (b)	12/18/02	5,051,877	5,051,877	5,203,434
Alliant University, Fresno, CA, 7.15%, 8/1/11 (b) (f)	07/12/06	2,800,000	2,800,000	2,938,771
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (b)	08/02/04	3,295,269	3,295,269	3,296,162
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09 (b)	06/28/04	3,307,900	3,307,900	3,287,709
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	341,909	341,909	342,736
Fairview Business Park, Salem, OR, 7.33%, 8/1/11(b)	07/14/06	7,600,000	7,600,000	7,952,507
France Avenue Business Park II, Brooklyn Park, MN, 7.40%, 10/1/12 (b)	09/12/02	4,402,729	4,402,729	4,622,866
Holiday Village Shopping Center, Park City, UT, 7.15%, 11/1/07 (b)	11/12/02	4,563,085	4,563,085	4,608,716
Jackson Street Warehouse, Phoenix, AZ, 8.53%, 7/1/07 (b)	06/30/98	2,676,793	2,676,793	2,676,793
Jilly’s American Grill, Scottsdale, AZ, 7.70%, 9/1/08 (b) (e) (f)	08/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 8.50%, 8/1/09 (b) (e) (f)	07/26/06	13,625,000	13,625,000	13,625,000
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 (f)	07/26/06	1,700,000	1,700,000	1,646,639
NCH Commercial Pool, Tucson, AZ, 11.93%, 4/1/10 (f)	03/27/07	5,500,000	5,500,000	5,610,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (b)	11/01/04	4,005,106	4,005,106	3,976,979
Outlets at Casa Grande, Casa Grande, AZ, 6.93%, 3/1/11 (b) (f)	02/27/06	7,300,000	7,300,000	7,573,690
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 (f)	04/11/07	3,500,000	3,500,000	3,627,267
Paradise Boulevard, Albuquerque, NM, 6.50%, 3/1/17 (f)	03/26/07	4,600,000	4,600,000	4,790,853
Preston Trail Village I, Dallas, TX, 8.50%, 12/1/07 (b) (e) (f)	11/18/05	16,850,792	16,850,792	17,019,300
Preston Trail Village II, Dallas, TX, 13.50%, 12/1/07 (f)	11/18/05	2,500,000	2,500,000	1,984,999
RealtiCorp Fund III, Orlando/Crystal River, FL, 10.32%, 9/1/07 (e) (f)	02/28/06	4,222,755	4,222,755	4,222,755
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (b)	04/12/00	2,776,184	2,776,184	2,887,231
Spa Atlantis, Pompano Beach, FL, 8.50%, 10/1/08 (e) (f)	09/30/05	19,281,600	19,281,600	19,474,416
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (b)	08/25/04	3,558,402	3,558,402	3,632,485
			139,734,401	140,738,289

Multifamily Loans – 41.2%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10 (b) (f)	03/01/07	10,720,000	10,720,000	10,977,871
Avalon Hills II, Omaha, NE, 9.88%, 3/1/10 (f)	03/01/07	2,144,000	2,144,000	1,930,335
Centennial Park I, Richardson, TX, 8.89%, 3/1/07 (e) (f)	02/28/06	12,135,000	12,135,000	12,135,000
Centennial Park II, Richardson, TX, 14.90%, 3/1/07 (f)	02/28/06	2,530,000	2,530,000	2,106,420
Centennial Park Additional Lots, Richardson, TX, 9.29%, 3/1/07 (e) (f)	05/01/06	2,700,000	2,700,000	2,700,000
Chateau Club Apartments I, Athens, GA, 8.57%, 6/1/07 (e) (f) (g)	05/18/04	6,000,000	6,000,000	4,200,000
Chateau Club Apartments II, Athens, GA, 11.88%, 6/1/07 (f) (g)	05/18/04	500,000	500,000	350,000
Citadel Apartments I, El Paso, TX, 6.53%, 4/1/10 (f)	03/30/07	10,300,000	10,300,000	10,403,000
Citadel Apartments II, El Paso, TX, 9.88%, 4/1/10 (f)	03/30/07	500,000	500,000	493,754
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (b)	08/29/03	2,503,713	2,503,713	2,576,912
Courtyards at Mesquite I, Mesquite, TX, 6.60%, 11/1/09 (b) (f)	10/14/05	7,600,000	7,600,000	7,693,091
Courtyards at Mesquite II, Mesquite, TX, 8.00%, 11/1/09 (f) (g)	10/14/05	2,850,000	2,850,000	2,649,788
El Dorado Apartments I, Tucson, AZ, 7.60%, 9/1/07 (b) (e)	08/26/04	2,556,243	2,556,243	2,520,200
El Dorado Apartments II, Tucson, AZ, 14.90%, 9/1/07 (f)	08/24/04	500,000	500,000	397,875
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (b)	12/24/03	1,337,568	1,337,568	1,404,446
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	54,998	54,998	55,087
Good Haven Apartments I, Dallas, TX, 8.57%, 9/1/07 (e) (f) (g)	08/24/04	6,737,000	6,737,000	6,222,439
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 (f) (g)	08/24/04	842,000	842,000	589,400
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09 (b)	03/25/04	3,396,636	3,396,636	3,349,581
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	03/25/04	98,727	98,727	93,433
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	970,815	970,815	1,019,356
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	54,998	54,998	55,087
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 2/1/12	03/07/97	1,068,609	1,068,609	1,122,039
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 (f)	10/17/06	5,800,000	5,800,000	5,916,000
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	923,495	923,495	968,133
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	54,998	54,998	55,087
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 (b)	01/17/07	3,328,000	3,328,000	3,380,591
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10	01/17/07	416,000	416,000	383,356
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 (b)	02/01/07	3,639,377	3,639,377	3,704,667
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 (f)	03/30/07	6,100,000	6,100,000	6,161,000
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10 (f)	03/30/07	350,000	350,000	345,627
Westchase Apartments, Austell, GA, 7.50%, 8/1/07 (b) (e) (f)	08/12/03	5,000,000	5,000,000	5,000,000
Whispering Oaks I, Little Rock, AR, 6.25%, 2/1/10 (b)	01/10/07	6,800,000	6,800,000	6,859,820
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/10	01/10/07	1,360,000	1,360,000	1,137,023
			111,872,177	108,956,418

Total Whole Loans and Participation Mortgages			251,606,578	249,694,707

Preferred Stocks – 22.1%
Real Estate Investment Trusts – 22.1%
AMB Property, Series L (b)		97,000	2,473,891	2,405,600
AMB Property, Series M (b)		21,240	543,889	529,301
AMB Property, Series O (b)		12,500	312,500	318,750
BRE Properties, Series C (b)		93,600	2,362,220	2,349,360
BRE Properties, Series D (b)		32,918	823,501	824,267
Developers Diversified Realty, Series G		400	10,380	10,124
Developers Diversified Realty, Series H		63,000	1,634,450	1,597,050
Developers Diversified Realty, Series I		59,000	1,538,322	1,503,910
Duke Realty, Series J (b)		20,956	535,385	521,804
Duke Realty, Series K (b)		94,000	2,361,279	2,349,060
Duke Realty, Series M (b)		2,000	50,000	51,040
Equity Residential Properties, Series N (b)		125,000	3,150,150	3,118,750
Health Care Properties, Series E (b)		14,990	385,068	377,148
Health Care Properties, Series F (b)		96,800	2,444,530	2,436,456
Hospitality Property Trust, Series C (b)		165,000	4,080,900	4,059,000
HRPT Property Trust, Series C (b)		100,000	2,500,000	2,537,000
Kimco Realty, Series F (b)		113,000	2,754,500	2,850,990
Post Properties, Series B		1,600	39,940	40,736
Prologis Trust, Series F (b)		54,580	1,384,051	1,378,145
Prologis Trust, Series G (b)		65,210	1,654,640	1,640,684
PS Business Parks, Series H		35,000	864,224	877,100
PS Business Parks, Series I		20,000	488,475	496,800
PS Business Parks, Series L		7,000	179,550	178,920
PS Business Parks, Series M		59,610	1,487,689	1,506,345
Public Storage, Series A (b)		38,000	921,909	916,560
Public Storage, Series M (b)		100,000	2,500,000	2,464,000
Public Storage, Series X (b)		30,000	746,643	726,600
Public Storage, Series Z (b)		59,000	1,481,818	1,441,370
Realty Income, Series D (b)		97,500	2,474,125	2,499,900
Realty Income, Series E (b)		49,550	1,248,660	1,241,227
Regency Centers, Series C (b)		68,424	1,769,778	1,721,548
Regency Centers, Series D (b)		72,700	1,813,905	1,787,969
UDR, Series G		120,000	3,000,000	3,000,000
Vornado Realty Trust, Series E (b)		7,400	186,598	188,182
Vornado Realty Trust, Series F (b)		65,000	1,605,423	1,636,050
Vornado Realty Trust, Series G (b)		41,850	1,004,886	1,030,347
Vornado Realty Trust, Series I (b)		18,000	420,500	442,440
Weingarten Realty Investors, Series F (b)		220,000	5,500,000	5,434,000
Total Preferred Stocks			58,733,779	58,488,533

Total Investments in Unaffiliated Securities			325,685,823	323,525,516

Short-Term Investment (h) – 1.8%
First American Prime Obligations Fund, Class Z		4,691,742	4,691,742	4,691,742

Total Investments in Securities (i) – 124.1%			$330,377,565	$328,217,258
Other Assets and Liabilities, Net – (24.1)%				(63,794,701)
Total Net Assets – 100.0%				$264,422,557

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available.  These investments are valued at fair value according to procedures adopted by the fund’s board of directors.  Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments.  The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month.  This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record.  Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly.  Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

As of May 31, 2007, the fund held fair value securities with a value of $256,864,807 or 97.1% of net assets.

(b)	On May 31, 2007, securities valued at $193,785,186 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 7,542,801	5/9/07	5.37%	6/8/07	$ 25,878	(1)
29,000,000	5/1/07	6.20%	6/1/07	154,703	(2)
1,000,000	5/3/07	6.20%	6/1/07	4,990	(2)
8,000,000	5/31/07	6.20%	6/1/07	1,377	(2)
24,310,000	5/9/07	6.02%	6/8/07	93,499	(3)
$69,852,801				$280,447

* Interest rate as of May 31, 2007. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:
(1) Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $3,838,678 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $231,141 par
Federal National Mortgage Association, 6.00%, 10/1/16, $262,866 par
Federal National Mortgage Association, 5.50%, 2/1/17, $532,231 par
Federal National Mortgage Association, 5.50%, 6/1/17, $366,374 par
Federal National Mortgage Association, 5.00%, 9/1/17, $563,011 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,129,945 par
Federal National Mortgage Association, 6.50%, 6/1/29, $854,784 par
Federal National Mortgage Association, 7.50%, 4/1/30, $43,389 par
Federal National Mortgage Association, 7.50%, 5/1/30, $136,141 par
Federal National Mortgage Association, 8.00%, 5/1/30, $42,356 par
Federal National Mortgage Association, 8.00%, 6/1/30, $164,039 par
(2) Morgan Stanley:
8324 East Hartford Drive I, 5.15%, 5/1/09, $3,800,000 par
Academy Spectrum, 7.73%, 5/1/09, $5,051,877 par
Alliant University, 7.15%, 8/1/11, $2,800,000 par
Avalon Hills I, 6.93%, 3/1/10, $10,720,000 par
Biltmore Lakes Corporate Center, 6.00%, 9/1/09, $3,295,269 par
Carrier 360, 5.40%, 7/1/09, $3,307,900 par
Country Villa Apartments, 6.90%, 9/1/13, $2,503,713 par
Courtyards at Mesquite I, 6.60%, 11/1/09, $7,600,000 par
El Dorado Apartments I, 7.60%, 9/1/07, $2,556,243 par
Fairview Business Park, 7.33%, 8/1/11, $7,600,000 par
France Avenue Business Park II, 7.40%, 10/1/12, $4,402,729 par
Geneva Village Apartments I, 7.00%, 1/1/14, $1,337,568 par
Holiday Village Shopping Center, 7.15%, 11/1/07, $4,563,085 par
Jackson Street Warehouse, 8.53%, 7/1/07, $2,676,793 par
Jilly’s American Grill, 7.70%, 9/1/08, $1,810,000 par
La Cholla Plaza I, 8.50%, 8/1/09, $13,625,000 par
Lions Park Apartments I, 5.20%, 4/1/09, $3,396,636 par
North Austin Business Center, 5.65%, 11/1/11, $4,005,106 par
Outlets at Casa Grande, 6.93%, 3/1/11, $7,300,000 par
Plantation Pines I, 6.59%, 2/1/10, $3,328,000 par
Preston Trail Village I, 8.50%, 12/1/07, $16,850,792 par
Shoppes at Jonathan’s Landing, 7.95%, 5/1/10, $2,776,184 par
Tatum Ranch Center, 6.53%, 9/1/11, $3,558,402 par
Villas of Woodgate, 6.40%, 2/1/12, $3,639,377 par
Westchase Apartments, 7.50%, 8/1/07, $5,000,000 par
Whispering Oaks I, 6.25%, 2/1/10, $6,800,000 par
(3) Dresdner Bank:
AMB Property, Series L, 97,000 shares
AMB Property, Series M, 21,240 shares
AMB Property, Series O, 12,500 shares
BRE Properties, Series C, 93,600 shares
BRE Properties, Series D, 32,918 shares
Duke Realty, Series J, 20,956 shares
Duke Realty, Series K, 94,000 shares
Duke Realty, Series M, 2,000 shares
Equity Residential Properties, Series N, 125,000 shares
Health Care Properties, Series E, 14,990 shares
Health Care Properties, Series F, 96,800 shares
Hospitality Trust, Series C, 165,000 Shares
HRPT Property Trust, Series C, 100,000 shares
Kimco Realty, Series F, 113,000 shares
Prologis Trust, Series F, 54,580 shares
Prologis Trust, Series G, 65,210 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series M, 100,000 shares
Public Storage, Series X, 30,000 shares
Public Storage, Series Z, 59,000 shares
Realty Income, Series D, 97,500 shares
Realty Income, Series E, 49,550 shares
Regency Centers, Series C, 68,424 shares
Regency Centers, Series D, 72,700 shares
Vornado Realty Trust, Series E, 7,400 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 41,850 shares
Vornado Realty Trust, Series I, 18,000 shares
Weingarten Realty Investors, Series F, 220,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $90,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $90,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank.  The agreement permits the fund to enter into reverse repurchase agreements up to $20,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $20,000,000 lending commitment.

(c)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.  These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(d)
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2007. Interest rates and maturity dates disclosed on single family loans represent the weighed average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2007.

(e)	Variable Rate Security – The rate shown is the net coupon rate in effect as of May 31, 2007.

(f)
Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon in effect as of May 31, 2007.

(g)	Loan not current on interest and/or principal payments.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(i)	On May 31, 2007, the cost of investments in securities was $330,377,565. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

	Gross unrealized appreciation	$ 3,818,971
	Gross unrealized depreciation	(5,979,278)
	Net unrealized depreciation	$ (2,160,307)

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  July 24, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  July 24, 2007